BORROWINGS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 528
Proceeds from corporate borrowings	513	$ 995	$ 244
Notional Amount (U.S. Dollars)	21,276	12,570
Debt in breach of asset-level financial covenants		31
Proceeds from corporate credit facility	6,320	3,225	$ 5,928
Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	989	464
Proceeds from corporate credit facility	525
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	222	96
Proceeds from corporate credit facility	126
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Proceeds from corporate borrowings	4,500
Non-recourse borrowings	40,904	26,567
CAD | Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,713	9,115
USD | Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 16,365	$ 8,198
Floating interest rate | Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Fixed interest rate | Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Annual rate	6.10%